Property and equipment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Balance At Cost	¥ 53,720,000	¥ 53,720,000	¥ 53,720,000
Beginning Balance	8,567,000	5,590,000
Depreciation	2,973,000	2,977,000
Ending Balance	11,540,000	8,567,000
Carrying Amount Of Assets	42,180,000	45,153,000
Leasehold improvements [Member]
Statement [Line Items]
Beginning Balance	3,923,000	3,923,000
Depreciation	553,000	553,000
Ending Balance	3,923,000	3,923,000
Carrying Amount Of Assets	1,060,000	1,613,000
Additions	0	0
Disposals		0
Accumulated Depreciation
Adjustment		0
Balance At The Beginning	2,310,000	1,757,000
Disposal		0
Balance At The End	2,863,000	2,310,000
Property [Member]
Statement [Line Items]
Beginning Balance	48,140,000	48,140,000
Depreciation	2,285,000	2,286,000
Ending Balance	48,140,000	48,140,000
Carrying Amount Of Assets	40,813,000	43,098,000
Accumulated Depreciation
Balance At The Beginning	5,042,000	2,756,000
Balance At The End	7,327,000	5,042,000
Motor vehicles [member]
Statement [Line Items]
Beginning Balance	579,000	579,000
Depreciation	0	0
Ending Balance	579,000	579,000
Carrying Amount Of Assets	29,000	29,000
Accumulated Depreciation
Balance At The Beginning	550,000	550,000
Balance At The End	550,000	550,000
Office equipment & furniture [Member]
Statement [Line Items]
Beginning Balance	1,078,000	1,078,000
Depreciation	135,000	138,000
Ending Balance	1,078,000	1,078,000
Carrying Amount Of Assets	278,000	413,000
Accumulated Depreciation
Balance At The Beginning	665,000	527,000
Balance At The End	¥ 800,000	¥ 665,000